Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.15%	6.86%	8.09%
S&P 500® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	36.07%	17.09%	15.29%
CLASS N
Prospectus [Line Items]
Average Annual Return, Percent		14.35%	13.19%	11.88%
CLASS N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.63%	7.79%	7.24%
CLASS N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.10%	9.32%	8.28%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		14.56%	13.39%	12.10%

[1]	Effective October 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund uses the Russell 2000® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.
[2]	The Russell 2000® Growth Index replaced the S&P 500® Growth Index as the Fund's additonal benchmark on December 8, 2025 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund's current strategies.